Financial Assets and Allowances by Industry Sector Allowance for Credit Losses (Detail) - Allowance for Credit Losses € in Millions	Dec. 31, 2018 EUR (€)
Total Stages [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	€ 24
Mining and quarrying	15
Manufacturing	498
Electricity, gas, steam and air conditioning supply	24
Water supply, sewerage, waste management and remediation activities	7
Construction	254
Wholesale and retail trade, repair of motor vehicles and motorcycles	440
Transport and storage	214
Accommodation and food service activities	23
Information and communication	48
Financial and insurance activities	274
Real estate activities	128
Professional, scientific and technical activities	98
Administrative and support service activities	25
Public administration and defense, compulsory social security	16
Education	9
Human health services and social work activities	18
Arts, entertainment and recreation	7
Other service activities	51
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	2,088
Activities of extraterritorial organizations and bodies	0
Total	4,259
Stage 1 [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1
Mining and quarrying	8
Manufacturing	25
Electricity, gas, steam and air conditioning supply	3
Water supply, sewerage, waste management and remediation activities	0
Construction	4
Wholesale and retail trade, repair of motor vehicles and motorcycles	19
Transport and storage	7
Accommodation and food service activities	3
Information and communication	8
Financial and insurance activities	81
Real estate activities	35
Professional, scientific and technical activities	7
Administrative and support service activities	8
Public administration and defense, compulsory social security	4
Education	1
Human health services and social work activities	7
Arts, entertainment and recreation	2
Other service activities	9
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	276
Activities of extraterritorial organizations and bodies	0
Total	509
Stage 2 [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	2
Mining and quarrying	1
Manufacturing	24
Electricity, gas, steam and air conditioning supply	16
Water supply, sewerage, waste management and remediation activities	0
Construction	4
Wholesale and retail trade, repair of motor vehicles and motorcycles	18
Transport and storage	6
Accommodation and food service activities	2
Information and communication	13
Financial and insurance activities	33
Real estate activities	17
Professional, scientific and technical activities	8
Administrative and support service activities	3
Public administration and defense, compulsory social security	7
Education	0
Human health services and social work activities	5
Arts, entertainment and recreation	0
Other service activities	4
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	336
Activities of extraterritorial organizations and bodies	0
Total	501
Stage 3 [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	21
Mining and quarrying	5
Manufacturing	449
Electricity, gas, steam and air conditioning supply	5
Water supply, sewerage, waste management and remediation activities	7
Construction	244
Wholesale and retail trade, repair of motor vehicles and motorcycles	403
Transport and storage	201
Accommodation and food service activities	17
Information and communication	27
Financial and insurance activities	153
Real estate activities	84
Professional, scientific and technical activities	83
Administrative and support service activities	19
Public administration and defense, compulsory social security	5
Education	7
Human health services and social work activities	5
Arts, entertainment and recreation	5
Other service activities	34
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	1,473
Activities of extraterritorial organizations and bodies	0
Total	3,247
Stage 3 POCI [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0
Mining and quarrying	0
Manufacturing	1
Electricity, gas, steam and air conditioning supply	0
Water supply, sewerage, waste management and remediation activities	0
Construction	1
Wholesale and retail trade, repair of motor vehicles and motorcycles	0
Transport and storage	0
Accommodation and food service activities	0
Information and communication	0
Financial and insurance activities	7
Real estate activities	(9)
Professional, scientific and technical activities	0
Administrative and support service activities	(4)
Public administration and defense, compulsory social security	0
Education	0
Human health services and social work activities	0
Arts, entertainment and recreation	0
Other service activities	4
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	4
Activities of extraterritorial organizations and bodies	0
Total	€ 3